Loan Sale and Servicing Activities and Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Loan Sale and Servicing Activities and Variable Interest Entities [Abstract]
Loan Sale and Servicing Activities and Variable Interest Entities

Note 2 Loan Sale and Servicing Activities and Variable Interest Entities

Loan Sale and Servicing Activities

We have transferred residential and commercial mortgage loans in securitization or sales transactions in which we have continuing involvement. These transfers have occurred through Agency securitization, Non-agency securitization, and loan sale transactions. Agency securitizations consist of securitization transactions with Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Government National Mortgage Association (GNMA) (collectively the Agencies). FNMA and FHLMC generally securitize our transferred loans into mortgage-backed securities for sale into the secondary market through special purpose entities (SPEs) that they sponsor. We, as an authorized GNMA issuer/servicer, pool Federal Housing Administration (FHA) and Department of Veterans Affairs (VA) insured loans into mortgage-backed securities for sale into the secondary market. In Non-agency securitizations, we have transferred loans into securitization SPEs. In other instances, third-party investors have also purchased our loans in loan sale transactions and in certain instances have subsequently sold these loans into securitization SPEs. Securitization SPEs utilized in the Agency and Non-agency securitization transactions are variable interest entities (VIEs).

Our continuing involvement in the FNMA, FHLMC, and GNMA securitizations, Non-agency securitizations, and loan sale transactions generally consists of servicing, repurchasing previously transferred loans under certain conditions and loss share arrangements, and, in limited circumstances, holding of mortgage-backed securities issued by the securitization SPEs.

Depending on the transaction, we may act as the master, primary, and/or special servicer to the securitization SPEs or third-party investors. Servicing responsibilities typically consist of collecting and remitting monthly borrower principal and interest payments, maintaining escrow deposits, performing loss mitigation and foreclosure activities, and, in certain instances, funding of servicing advances. Servicing advances, which are reimbursable, are made for principal and interest and collateral protection and are carried in Other assets at cost.

We earn servicing and other ancillary fees for our role as servicer and, depending on the contractual terms of the servicing arrangement, we can be terminated as servicer with or without cause. At the consummation date of each type of loan transfer where we retain the servicing, we recognize a servicing right at fair value. See Note 6 Fair Value and Note 7 Goodwill and Mortgage Servicing Rights for further discussion of our servicing rights.

Certain loans transferred to the Agencies contain removal of account provisions (ROAPs). Under these ROAPs, we hold an option to repurchase at par individual delinquent loans that meet certain criteria. In other limited cases, the U.S. Department of Housing and Urban Development (HUD) has granted us the right to repurchase current loans when we intend to modify the borrower’s interest rate under established guidelines. When we have the unilateral ability to repurchase a loan, effective control over the loan has been regained and we recognize an asset (in either Loans or Loans held for sale) and a corresponding liability (in Other borrowed funds) on the balance sheet regardless of our intent to repurchase the loan.

The Agency and Non-agency mortgage-backed securities issued by the securitization SPEs that are purchased and held on our balance sheet are typically purchased in the secondary market. We do not retain any credit risk on our Agency mortgage-backed security positions as FNMA, FHLMC, and the U.S. Government (for GNMA) guarantee losses of principal and interest.

We also have involvement with certain Agency and Non-agency commercial securitization SPEs where we have not transferred commercial mortgage loans. These SPEs were sponsored by independent third-parties and the loans held by these entities were purchased exclusively from other third-parties. Generally, our involvement with these SPEs is as servicer with servicing activities consistent with those described above.

We recognize a liability for our loss exposure associated with contractual obligations to repurchase previously transferred loans due to possible breaches of representations and warranties and also for loss sharing arrangements (recourse obligations) with the Agencies. Other than providing temporary liquidity under servicing advances and our loss exposure associated with our repurchase and recourse obligations, we have not provided nor are we required to provide any type of credit support, guarantees, or commitments to the securitization SPEs or third-party investors in these transactions.

The following table provides cash flows associated with our loan sale and servicing activities:

Table 34: Cash Flows Associated with Loan Sale and Servicing Activities

	Residential	Commercial
In millions	Mortgages	Mortgages (a)
CASH FLOWS - Year ended December 31, 2016
Sales of loans (b)	$6,913	$3,810
Repurchases of previously transferred loans (c)	534
Servicing fees (d)	374	125
Servicing advances recovered/(funded), net	109	(14)
Cash flows on mortgage-backed securities held (e)	1,727	283
CASH FLOWS - Year ended December 31, 2015
Sales of loans (b)	$8,121	$4,398
Repurchases of previously transferred loans (c)	580
Servicing fees (d)	339	120
Servicing advances recovered/(funded), net	90	48
Cash flows on mortgage-backed securities held (e)	1,458	184
(a)	Represents cash flow information associated with both commercial mortgage loan transfer and servicing activities.
(b)	Gains/losses recognized on sales of loans were insignificant.
(c)	Includes residential mortgage government insured or guaranteed loans eligible for repurchase through the exercise of our ROAP option, and loans repurchased due to alleged breaches of origination covenants or representations and warranties made to purchasers.
(d)	Includes contractually specified servicing fees, late charges and ancillary fees.
(e)	Represents cash flows on securities we hold issued by a securitization SPE in which we transferred to and/or services loans. The carrying values of such securities held were $6.9 billion in residential mortgage-backed securities and $.9 billion in commercial mortgage-backed securities at December 31, 2016 and $6.6 billion in residential mortgage-backed securities and $1.3 billion in commercial mortgage-backed securities at December 31, 2015.

Table 35 presents information about the principal balances of transferred loans that we service and are not recorded on our Consolidated Balance Sheet. We would only experience a loss on these transferred loans if we were required to repurchase a loan due to a breach in representations and warranties or a loss sharing arrangement associated with our continuing involvement with these loans. The estimate of losses related to breaches in representations and warranties was insignificant at December 31, 2016.

Table 35: Principal Balance, Delinquent Loans, and Net Charge-offs Related to Serviced Loans For Others

	Residential	Commercial
In millions	Mortgages	Mortgages (a)
December 31, 2016
Total principal balance	$66,081	$45,855
Delinquent loans (b)	$1,422	$941
December 31, 2015
Total principal balance	$72,898	$53,789
Delinquent loans (b)	$1,923	$1,057
Year ended December 31, 2016
Net charge-offs (c)	$97	$1,439
Year ended December 31, 2015
Net charge-offs (c)	$117	$595
(a) Represents information at the securitization level in which we have sold loans and we are the servicer for the securitization.
(b) Serviced delinquent loans are 90 days or more past due or are in process of foreclosure.
(c) Net charge-offs for Residential mortgages represent credit losses less recoveries distributed and as reported to investors during the period. Net charge-offs for Commercial mortgages represent credit losses less recoveries distributed and as reported by the trustee for commercial mortgage backed securitizations. Realized losses for Agency securitizations are not reflected as we do not manage the underlying real estate upon foreclosure and, as such, do not have access to loss information.

Variable Interest Entities (VIEs)

We are involved with various entities in the normal course of business that are deemed to be VIEs. We assess VIEs for consolidation based upon the accounting policies described in Note 1 Accounting Policies. In the first quarter of 2016, we adopted ASU 2015-02 which modified the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities (VOEs). We have not provided additional financial support to these entities which we are not contractually required to provide. As a result of the adoption of ASU 2015-02, our consolidated VIEs were insignificant at December 31, 2016. Total assets of consolidated VIEs at December 31, 2015 were $1.9 billion which mainly comprised $1.3 billion of loans and $.4 billion of other assets. At December 31, 2015, total liabilities of consolidated VIEs were $.4 billion.

The following table provides a summary of non-consolidated VIEs with which we have significant continuing involvement but are not the primary beneficiary. We do not consider our continuing involvement to be significant when it relates to a VIE where we only invest in securities issued by the VIE and were not involved in the design of the VIE or where no transfers have occurred between us and the VIE. We have excluded certain transactions with non-consolidated VIEs from the balances presented in Table 36 where we have determined that our continuing involvement is not significant. In addition, where we only have lending arrangements in the normal course of business with entities that could be VIEs, we have excluded these transactions with non-consolidated entities from the balances presented in Table 36. These loans are included as part of the asset quality disclosures that we make in Note 3 Asset Quality.

Table 36: Non-Consolidated VIEs

	PNC Risk of Loss (a)	Carrying Value of Assets Owned by PNC		Carrying Value of Liabilities Owned by PNC
In millions
December 31, 2016 (b)
Mortgage-Backed Securitizations (c)	$8,003	$8,003	(d)
Tax Credit Investments and Other	3,083	3,043	(e)	$823	(f)
Total	$11,086	$11,046		$823
December 31, 2015
Mortgage-Backed Securitizations (c)	$8,178	$8,178	(d)	$2
Tax Credit Investments and Other	2,551	2,622	(e)	836	(f)
Total	$10,729	$10,800		$838
(a)	This represents loans, investments and other assets related to non-consolidated VIEs, net of collateral (if applicable).
(b)	Amounts for December 31, 2016 reflect the first quarter 2016 adoption of ASU 2015-02.
(c)	Amounts reflect involvement with securitization SPEs where we transferred to and/or services loans for an SPE and we hold securities issued by that SPE. Values disclosed in the PNC Risk of Loss column represent our maximum exposure to loss for those securities’ holdings.
(d)	Included in Trading securities, Investment securities, Other intangible assets and Other assets on our Consolidated Balance Sheet.
(e)	Included in Loans, Equity investments and Other assets on our Consolidated Balance Sheet.
(f)	Included in Deposits and Other liabilities on our Consolidated Balance Sheet.

Mortgage-Backed Securitizations

In connection with each Agency and Non-agency residential and commercial mortgage-backed securitization discussed above, we evaluate each SPE utilized in these transactions for consolidation. In performing these assessments, we evaluate our level of continuing involvement in these transactions as the nature of our involvement ultimately determines whether or not we hold a variable interest and/or are the primary beneficiary of the SPE. Factors we consider in our consolidation assessment include the significance of (i) our role as servicer, (ii) our holdings of mortgage-backed securities issued by the securitization SPE, and (iii) the rights of third-party variable interest holders.

The first step in our assessment is to determine whether we hold a variable interest in the securitization SPE. We hold variable interests in Agency and Non-agency securitization SPEs through our holding of residential and commercial mortgage-backed securities issued by the SPEs and/or our recourse obligations. Each SPE in which we hold a variable interest is evaluated to determine whether we are the primary beneficiary of the entity. For Agency securitization transactions, our contractual role as servicer does not give us the power to direct the activities that most significantly affect the economic performance of the SPEs. Thus, we are not the primary beneficiary of these entities. For Non-agency securitization transactions, we would be the primary beneficiary to the extent our servicing activities give us the power to direct the activities that most significantly affect the economic performance of the SPE and we hold a more than insignificant variable interest in the entity.

Details about the Agency and Non-agency securitization SPEs where we hold a variable interest and are not the primary beneficiary are included in Table 36. Our maximum exposure to loss as a result of our involvement with these SPEs is the carrying value of the mortgage-backed securities, servicing assets, servicing advances, and our liabilities associated with our recourse obligations. Creditors of the securitization SPEs have no recourse to our assets or general credit.

Tax Credit Investments and Other

For tax credit investments in which we do not have the right to make decisions that will most significantly impact the economic performance of the entity, we are not the primary beneficiary and thus do not consolidate the entity. These investments are disclosed in Table 36. The table also reflects our maximum exposure to loss exclusive of any potential tax credit recapture. Our maximum exposure to loss is equal to our legally binding equity commitments adjusted for recorded impairment, partnership results, or amortization for qualifying low income housing tax credit investments when applicable. For all legally binding unfunded equity commitments, we increase our recognized investment and recognize a liability. As of December 31, 2016, we had a liability for unfunded commitments of $.5 billion related to investments in qualified affordable housing projects which is reflected in Other liabilities on our Consolidated Balance Sheet.

Table 36 also includes our involvement in lease financing transactions with limited liability companies (LLCs) engaged in solar power generation that to a large extent provided returns in the form of tax credits. The outstanding financings and operating lease assets are reflected as Loans and Other assets, respectively, on our Consolidated Balance Sheet, whereas related liabilities are reported in Deposits and Other liabilities.

We make certain equity investments in various tax credit limited partnerships or LLCs. The purpose of these investments is to achieve a satisfactory return on capital and to assist us in achieving goals associated with the Community Reinvestment Act. During 2016, we recognized $.2 billion of amortization, $.2 billion of tax credits, and $.1 billion of other tax benefits associated with qualified investments in low income housing tax credits within Income taxes. The amounts for 2015 were $.2 billion, $.2 billion and $.1 billion, respectively.